Prepayments and Other Assets	12 Months Ended
Mar. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Prepayments and other assets

2.4 Prepayments and other assets

Prepayments and other assets consist of the following:

	(Dollars in millions)
	As of
	March 31, 2020	March 31, 2019
Current
Rental deposits	4	2
Security deposits	1	1
Loans to employees	32	35
Prepaid expenses (1)	128	108
Interest accrued and not due	62	131
Withholding taxes and others(1)	209	215
Advance payments to vendors for supply of goods (1)	19	16
Deposit with corporation	237	242
Escrow and other deposits pertaining to buyback	–	37
Deferred contract cost (1)	4	8
Net investment in sublease of right of use asset (Refer to note 2.8)	5	–
Other non-financial assets (1)	4	–
Other assets	34	32
Total Current prepayment and other assets	739	827
Non-current
Loans to employees	3	3
Security deposits	7	8
Deposits with corporation	7	10
Prepaid gratuity (Refer note 2.14.1) (1)	20	6
Prepaid expenses (1)	11	23
Deferred contract cost (1)	13	40
Advance towards purchase of business (1)(2)	–	30
Withholding taxes and others (1)	103	134
Net investment in sublease of right of use asset (Refer to note 2.8)	53	–
Rental deposits	29	28
Other assets	2	–
Total Non- current prepayment and other assets	248	282
Total prepayment and other assets	987	1109
Financial assets in prepayments and other assets	476	529

(1)	Non-financial assets
(2)

Infosys Consulting Pte Limited has paid an advance of JPY 3.29 billion (approximately $30 million) to acquire 81% of the voting interests in Hitachi Procurement Service Co., Ltd., (HIPUS), Japan towards the cash consideration on March 29, 2019

Withholding taxes and others primarily consist of input tax credits and Cenvat recoverable from Government of India. Cenvat recoverable includes $50 million as at March 31, 2020 which are pending adjudication. The Group expects these amounts to be sustainable on adjudication and recoverable on final resolution.

Security deposits relate principally to leased telephone lines and electricity supplies. Deferred contract costs are upfront costs incurred/ payments made for the contract and are amortized over the term of the contract.

Deposit with corporation represents amounts deposited to settle certain employee-related obligations as and when they arise during the normal course of business.